Earnings / Loss per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income / (Loss):
Net income / (loss)	$ (458,177)	$ (11,723)	$ 1,850
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	195,623,363	58,441,193	14,051,344
Basic earnings / (loss) per share	$ (2.34)	$ (0.2)	$ 0.13
Effect of dilutive securities:
Dilutive effect of non-vested shares	0	0	65,045
Weighted average common shares outstanding, diluted	195,623,363	58,441,193	14,116,389
Diluted earnings / (loss) per share	$ (2.34)	$ (0.2)	$ 0.13
Earnings / (loss) per share
Number of anti-dilutive shares	676,150	394,167	3,404
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	521,250